Non-Current Liabilities - Governmental Liabilities on Grants Received - Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Liabilities - Governmental Liabilities on Grants Received [Line Items]
Governmental liabilities on grants received	$ 12,468	$ 4,560